Related Party Transactions - Narrative (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	May 26, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Share-based compensation		$ 404	$ 2,454	$ 0
OMS
Disclosure of transactions between related parties [line items]
Fees paid for services received	$ 54			335
Investment Manager
Disclosure of transactions between related parties [line items]
Fees paid for services received	$ 922			$ 1,962